VIA EDGAR


January 5, 1998


Division of Investment Management
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C. 20549


        Re:   Security First Life Separate Account A
              '33 Act File No. 33-47984
              '40 Act File No. 811-3365
              --------------------------------------


Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, the attached for filing is a correction to the example expense tables, that has been made to the Prospectus, dated December 30, 1997.


Sincerely,


SECURITY FIRST LIFE SEPARATE ACCOUNT A


/s/ Richard C. Pearson
--------------------------

Richard C. Pearson
Senior Vice President
and General Counsel

EXAMPLES


                                     CONDITIONS
   SEPARATE     A PARTICIPANT WOULD PAY THE FOLLOWING EXPENSES ON A                     TIME PERIODS
   ACCOUNT         $1,000 INVESTMENT ASSUMING 5% ANNUAL RETURN ON           -------------------------------------
    SERIES                            ASSETS:                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------  ----------------------------------------------------        ------   -------   -------   --------
Money           (a)  upon surrender at the end of the stated time      (a)   $ 78     $  88     $  98      $144
Market               period
Portfolio
                (b)  if the Certificate WAS NOT surrendered            (b)     12        38        65       144
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
Growth          Same                                                   (a)     81       100       118       188
Portfolio
                                                                       (b)     16        50        86       188
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
Asset           Same                                                   (a)     82       101       121       193
Manager
Portfolio
                                                                       (b)     17        51        89       193
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
Index 500       Same                                                   (a)     77        88        97       142
Portfolio
                                                                       (b)     12        37        64       142
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
Contrafund      Same                                                   (a)     82       101       121       193
Portfolio
                                                                       (b)     17        51        89       193
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
Bond            Same                                                   (a)     83       106       129       211
Series
                                                                       (b)     18        56        97       211
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
T. Rowe Price   Same                                                   (a)     81        98       115       182
Growth &
Income
Series
                                                                       (b)     16        48        83       182
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
Growth          Same                                                   (a)     82       102       122       197
Stock
Fund
                                                                       (b)     17        52        90       197
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
Prime           Same                                                   (a)     81        99       116       185
Reserve
                                                                       (b)     16        49        84       185
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
International   Same                                                   (a)     83       105       128       208
Stock
Fund
                                                                       (b)     18        56        96       208
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
Genesis         Same                                                   (a)     88       120       152       261
Trust
                                                                       (b)     23        71       122       261
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
Partners        Same                                                   (a)     84       107       131       215
Trust
                                                                       (b)     19        58        99       215
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------
Worldwide       Same                                                   (a)     82       103       124       200
Growth
Portfolio
                                                                       (b)     17        53        92       200
--------------  ----------------------------------------------------  ----  ------   -------   -------   --------


                                        7